CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash	$ 77,999	$ 87,199
Bank deposits and money market funds	55,309	99,869
Cash and cash equivalents	$ 133,308	$ 187,068	$ 234,308	$ 217,500